Financing Agreements - Future Principal Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 0	[1]
2014	975.0
2015	0
2016	500.0
2017	0
Thereafter	1,703.1
Total	$ 3,178.1

[1]	Excludes current portion of long-term debt.